Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure
Asset Retirement Obligations
The schedule below summarizes the changes in the Partnership’s asset retirement obligations:

	December 31, 2014	December 31, 2013
	(in millions)
Beginning asset retirement obligations	$7.7	$9.1
Revisions to existing liabilities	2.2	(1.8)
Liabilities acquired	8.7	—
Accretion	0.5	0.5
Liabilities settled	—	(0.1)
Ending asset retirement obligations	$19.1	$7.7

Asset retirement obligations of $8.2 million as of December 31, 2014 are included in Other Current Liabilities.